Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 649,450,107	$ 93,250,166	¥ 531,451,949	¥ 261,745,451
Revenues - related parties	2,541,486	364,915	14,141,548	28,587,482
Total Revenues	651,991,593	93,615,081	545,593,497	290,332,933
Cost of revenues	(491,762,767)	(70,608,903)	(318,046,475)	(110,032,969)
Cost of revenues - related parties	(122,842,712)	(17,638,158)	(193,046,047)	(159,273,345)
Total Cost of revenues	(614,605,479)	(88,247,061)	(511,092,522)	(269,306,314)
Gross profit	37,386,114	5,368,020	34,500,975	21,026,619
Operating expenses
Selling expenses	(16,032,550)	(2,302,006)	(8,956,522)	(6,272,901)
General and administrative expenses	(18,555,039)	(2,664,193)	(11,275,729)	(7,043,391)
Research and development expenses	(2,096,317)	(300,996)	(1,460,960)	(1,376,644)
Total operating expenses	(36,683,906)	(5,267,195)	(21,693,211)	(14,692,936)
Operating profit	702,208	100,825	12,807,764	6,333,683
Other income (expenses)
Other expenses, net	(205,903)	(29,564)	(11,599)	(87,504)
Foreign exchange gain (loss) , net	4,407,133	632,791	489,268	(912,988)
Financial expenses, net	(943,324)	(135,446)	(1,358,586)	(651,134)
Total other income (expenses), net	3,257,906	467,781	(880,917)	(1,651,626)
Income before income tax expense	3,960,114	568,606	11,926,847	4,682,057
Income tax expenses	(2,582,217)	(370,763)	(1,703,179)	(1,634,929)
Net income	1,377,897	197,843	10,223,668	3,047,128
Less: Net loss attributable to non-controlling interests	(2,510,826)	(360,513)	(81,640)	(15,309)
Foreign currency translation difference, net of tax	(200,146)	(28,738)	10,158	11,615
Net income attributable to the Jayud Global Logistics Limited’s ordinary shareholders	3,888,723	558,356	10,305,308	3,062,437
Net income	1,377,897	197,843	10,223,668	3,047,128
Total comprehensive income	1,177,751	169,105	10,233,826	3,058,743
Less: total comprehensive loss attributable to non-controlling interest	(2,510,826)	(360,513)	(81,640)	(15,309)
Total comprehensive income attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ 3,688,577	$ 529,618	¥ 10,315,466	¥ 3,074,052
Net income per share
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.22	$ 0.03	¥ 0.6	¥ 0.18
Weighted average shares
Basic and diluted (in Shares)	18,071,233	18,071,233	17,200,000	17,200,000